(John Hancock Small Cap Value Fund - Classes A, I and R6) | (Small Cap Value Fund)
 INVESTMENT OBJECTIVE
To seek long-term capital appreciation.
 FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 - Intermediary sales charge waivers , which includes information about specific sales charge waivers applicable to the intermediaries identified therein ). More information about these and other discounts is available from your financial representative and on pages 16 to 18 of this prospectus under "Sales charge reductions and waivers" or pages 273 to 277 of the fund's Statement of Additional Information under "Sales Charges on Class A, Class B, and Class C Shares."

 Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - - (Small Cap Value Fund) - USD ($)	Class A		Class I	Class R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	none	none
Small account fee (for fund account balances under $1,000) ($)	$ 20		none	none
[1]	(on certain purchases, including those of $1 million or more)

 Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (Small Cap Value Fund)		Class A	Class I	Class R6
Management fee	[1]	0.98%	0.98%	0.98%
Distribution and service (Rule 12b-1) fees		0.30%	none	none
Other expenses	[2]	0.17%	0.17%	0.07%
Acquired fund fees and expenses	[3]	0.08%	0.08%	0.08%
Total annual fund operating expenses	[4]	1.53%	1.23%	1.13%
Contractual expense reimbursement	[5]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursements		1.52%	1.22%	1.12%
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2018.
[2]	"Other expenses" have been restated to reflect contractual changes in custody and transfer agency fees.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average daily net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[5]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

 EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Small Cap Value Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	647	958	1,292	2,232
Class I	124	389	675	1,488
Class R6	114	358	621	1,374

 PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

 PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. The fund defines small-cap companies as those with market capitalizations at or below the market capitalization of the largest company represented in either the Russell 2000 Value Index (approximately $5.4 billion as of October 31, 2018) or the S&P SmallCap 600 Index (approximately $4.4 billion as of October 31, 2018).
The fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The manager employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the manager believes have distinct value characteristics based on industry-specific valuation criteria. The manager focuses on high-quality companies with a proven record of above-average rates of profitability that sell at a discount relative to the overall small-cap market.
The manager seeks to identify companies demonstrating one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and conservative financial structures relative to industry average.
The fund's sector exposures are broadly diversified but may vary significantly from the fund's benchmark. The fund may invest up to 15% of its total assets in foreign securities (including up to 5% in emerging-market securities). The fund may invest significantly in financial services companies.
Under normal circumstances, the fund invests 10% or less (usually less) of its total assets in cash and cash equivalents.
The fund may invest in initial public offerings (IPOs). The fund may also purchase real estate investment trusts (REITs) or other real estate related equity securities, U.S. dollar-denominated foreign securities, and certain exchange-traded funds (ETFs). ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities that compose the ETF. The fund may focus its investments in a particular sector or sectors of the economy.

 PRINCIPAL RISKS
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.
During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.
The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities of the index it is designed to track. However, at times, an ETF's portfolio composition and performance may not match that of such index. A fund bears ETF fees and expenses indirectly.
Financial services sector risk. Financial services companies can be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.
Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.
Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Value investing style risk. The fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

 PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A shares), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R6) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
A note on performance
Class NAV shares commenced operations on December 16, 2008. Class A, Class I, and Class R6 shares commenced operations on December 30, 2013. Returns shown prior to a class's commencement date are those of Class NAV shares, except that they include any sales charges. Returns for Class A, Class I, and Class R6 shares would have been substantially similar to returns of Class NAV shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.
Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

 Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Year-to-date total return. The fund's total return for the nine months ended September 30, 2018, was 7.56%. Best quarter: Q3 '09, 21.36% Worst quarter: Q3 '11, -19.14%
 Average annual total returns (%)—as of 12/31/17
Average Annual Total Returns - (Small Cap Value Fund) -	1 Year	5 Years	Since inception	Inception Date
Class A	(1.79%)	10.80%	14.48%	Dec. 16, 2008
Class A | after tax on distributions	(3.20%)	9.13%	12.64%	Dec. 16, 2008
Class A | after tax on distributions, with sale	(0.26%)	8.23%	11.50%	Dec. 16, 2008
Class I	3.74%	12.22%	15.29%	Dec. 16, 2008
Class R6	3.83%	12.34%	15.36%	Dec. 16, 2008
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	7.84%	13.01%	14.66%	Dec. 16, 2008